UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	09/30/18

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Short-Intermediate Municipal Bond Fund

SEMIANNUAL REPORT September 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Short-Intermediate Municipal Bond Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Short-Intermediate Municipal Bond Fund, covering the six-month period from April 1, 2018 through September 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The pattern of synchronized growth that had characterized the global economy gave way during the period to a more uneven performance. While the U.S. economy remained strong and Japan rebounded from a weak first quarter, growth in Europe slowed. Overall, global economic activity moderated as the period progressed.

In this environment, returns in global equity markets were mixed. U.S. stocks posted gains, setting new highs along the way despite growing trade tensions and rising interest rates. Earnings remained robust as corporations continued to benefit from the corporate tax cut enacted last year. In addition, stock prices received support from buybacks financed by repatriated profits. Growth stocks outpaced value stocks, and small caps edged out large caps. In contrast to the U.S. market, stocks in other developed markets weakened somewhat, while in emerging markets equities continued to reflect economic fragility, including the currency crises in Turkey and Argentina.

Fixed-income performance was generally muted; a flattening yield curve and rising interest rates led to returns that were largely flat to down in most segments.

We expect robust U.S. growth and healthy earnings to persist over the near term, but with the economic expansion now the second-longest on record, we will continue to monitor the data for any signs of recession. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
October 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2018 through September 30, 2018, as provided by Thomas Casey and Jeffrey Burger, Primary Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2018, Dreyfus Short-Intermediate Municipal Bond Fund’s Class A shares produced a total return of 0.26%, Class D shares returned 0.41%, Class I shares returned 0.38%, and Class Y shares returned 0.39%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) (the “Index”), which is not subject to fees and expenses like a mutual fund, produced a total return of 0.53% for the same period.2

Municipal bonds generally produced marginally positive total returns over the reporting period, which experienced rising interest rates, supply dynamics which shifted favorably due to tax reform, and bouts of market volatility. The fund modestly underperformed the Index, primarily due to an overweight to essential service revenue bonds and an overweight to zero-to-two-year maturities.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests only in municipal bonds rated investment grade or the unrated equivalent as determined by The Dreyfus Corporation at the time of purchase. The fund invests primarily in municipal bonds with remaining maturities of five years or less and generally maintains a dollar-weighted average portfolio maturity of two to three years.

The portfolio managers focus on identifying undervalued sectors and securities, and minimizing the use of interest-rate forecasting. The portfolio managers select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. They also actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Supply-and-Demand Dynamics Drove Municipal Bonds

Market weakness early in the reporting period abated as municipal bonds rebounded, supported by strong seasonal reinvestment demand and very manageable new-issue supply levels. Demand from individuals in high-tax states increased significantly as the search for immunization against the newly imposed tax restrictions on state and local tax deductions provided a catalyst. Conversely, tax cuts to corporations have softened institutional demand for municipal bonds, particularly from banks and property and casualty insurance companies, as companies perceive less of a need to seek out tax-advantaged investments in the wake of lower tax rates. As the economy remains strong, tax revenues continue to support the underlying financial conditions of many municipalities, reducing the perceived risk of lending money to these entities.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

As the Federal Reserve (the “Fed”) has increased the federal funds rate, the short and intermediate parts of the yield curve have risen, particularly the one- through three-year bonds. This activity, in conjunction with demand on the long end, has caused the yield curve to flatten. Inflationary pressures accumulated during the reporting period. In late August, rates rose across the curve and volatility reemerged, creating a headwind for many areas of the fixed income market.

Sector and Maturity Decisions Hurt Fund Results

The fund’s relative performance was undermined by overweight exposure to municipal bonds with maturities of two years and less, which proved to be one of the weaker segments of the maturity spectrum. In addition, the fund’s holdings of higher-quality bonds, such as those backed by water-and-sewer facilities and other essential municipal services, underperformed their lower-rated counterparts.

Other strategies fared better during the reporting period, including short duration positioning relative to the benchmark. Rates rose, particularly in the one- through three-year bonds, and it proved beneficial to performance to have relatively less sensitivity to rising rates. The portfolio was overweight to higher-yielding revenue-backed bonds and maintained an underweighted position in state-issued general obligation bonds. Both of these factors were additive. Results were favorable from revenue bonds backed by hospitals and certain states’ settlement of litigation with U.S. tobacco companies. The fund also benefited from an emphasis on municipal bonds with an A rating, which produced strong results during the reporting period.

A Constructive Investment Posture

Municipal bonds historically have been less sensitive than U.S. Treasury securities to rising interest rates. As the front end of the yield curve continues to rise, the municipal yield curve continues to look steep relative to the Treasury curve. This is helpful in driving demand and can help performance by boosting the carry associated with municipal securities, particularly when compared to Treasuries. Therefore, we have maintained a constructive investment posture, including an emphasis on higher-yielding revenue bonds, and we have kept the fund’s average duration in a short position relative to the benchmark.

October 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares. Class D, I, and Y shares are not subject to any initial or deferred sales charge. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 1, 2019, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The Bloomberg Barclays Municipal Bond: 3 Year Index (2-4) covers the U.S.-dollar-denominated 2-4 year tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Short-Intermediate Municipal Bond Fund from April 1, 2018 to September 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2018
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.21	$2.46	$1.96	$1.96
Ending value (after expenses)	$1,002.60	$1,004.10	$1,003.80	$1,003.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2018
	Class A	Class D	Class I	Class Y
Expenses paid per $1,000†	$3.24	$2.48	$1.98	$1.98
Ending value (after expenses)	$1,021.86	$1,022.61	$1,023.11	$1,023.11

† Expenses are equal to the fund’s annualized expense ratio of .64% for Class A, .49% for Class D, .39% for Class I and .39% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

September 30, 2018 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4%
Alabama - .6%
Jefferson County, GO, Refunding, Series 2018 A	5.00	4/1/22	1,800,000	1,958,616
Arizona - 3.0%
Phoenix Civic Improvement Corporation, Junior Lien Wastewater System Revenue Bonds	5.00	7/1/21	3,880,000	4,183,028
Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Revenue Bonds	5.00	1/1/21	5,000,000	5,327,850
				9,510,878
Arkansas - .3%
Arkansas Development Finance Authority, HR (Washington Regional Medical Center)	5.00	2/1/20	1,070,000	1,108,178
California - 3.2%
California Infrastructure & Economic Development Bank, Revenue Bonds (California Academy of Sciences Project), 1 Month LIBOR + .38%	1.94	8/1/21	2,530,000	[a] 2,531,771
Golden State Tobacco Securitization Corporation, Revenue Bonds	5.00	6/1/21	2,700,000	2,908,305
Los Angeles Department of Airports, Subordinate Revenue Bonds (Los Angeles International Airport)	5.00	5/15/22	1,000,000	1,095,780
Los Angeles Harbor Department, Revenue Bonds (Green Bonds)	5.00	8/1/21	3,400,000	3,668,532
				10,204,388
Colorado - 2.8%
Colorado Springs, Utilities Revenue Bonds, Refunding, Series 2017 A-3	5.00	11/15/22	5,000,000	5,554,600
Denver City & County Airport, Revenue Bonds, Refunding	5.00	11/15/22	3,000,000	3,291,780
				8,846,380
Connecticut - 1.2%
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	9/1/21	2,000,000	2,135,560

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Connecticut - 1.2% (continued)
Connecticut, Special Tax Obligation Revenue Bonds (Transportation Infrastructure Purposes)	5.00	8/1/19	1,500,000	1,534,335
				3,669,895
District of Columbia - 2.0%
Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds	5.00	10/1/22	4,635,000	5,067,631
Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding, Series 2018 A	5.00	10/1/22	1,200,000	1,312,008
				6,379,639
Florida - 13.4%
Central Expressway Authority, Revenue Bonds, Refunding (Insured; Build America Mutual Assurance Company)	5.00	7/1/22	1,750,000	1,924,597
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue Bonds	5.00	6/1/20	5,700,000	5,885,592
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue Bonds	5.00	6/1/20	5,950,000	6,221,558
Florida Municipal Power Agency, All-Requirements Power Supply Project Revenue Bonds	5.00	10/1/20	1,000,000	1,055,220
Gainesville Utilities System, Revenue Bonds	5.00	10/1/22	2,250,000	2,489,805
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds	5.00	10/1/20	1,000,000	1,055,830
Hillsborough County, Solid Waste and Resource Recovery Revenue Bonds	5.00	9/1/21	1,240,000	1,329,826
Jacksonville, Sales Tax Revenue Bonds, Refunding	5.00	10/1/24	3,000,000	3,294,390
Lee County, Solid Waste System Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	5.00	10/1/21	3,150,000	3,346,969
Miami-Dade County, Aviation Revenue Bonds	5.00	10/1/20	3,100,000	3,261,231
Orlando Utilities Commission, Utility System Revenue Bonds	5.00	10/1/21	2,400,000	2,603,328
Orlando Utilities Commission, Utility System Revenue Bonds	5.25	10/1/21	1,660,000	1,812,637

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Florida - 13.4% (continued)
Orlando-Orange County Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/21	4,710,000	4,944,652
Palm Beach County Health Facilities Authority, Retirement Community Revenue Bonds (Adult Communities Total Services, Inc. Retirement - Life Communities, Inc. Obligated Group)	5.00	11/15/21	1,500,000	1,614,165
South Florida Water Management District, COP (Master Lease Purchase Agreement)	5.00	10/1/20	1,500,000	1,584,345
				42,424,145
Georgia - 3.3%
Clarke County Hospital Authority, RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/21	2,000,000	2,149,540
Clarke County Hospital Authority, RAC (Piedmont Healthcare, Inc. Project)	5.00	7/1/20	1,800,000	1,888,398
Main Street Natural Gas, Inc., Gas Project Revenue Bonds (Guaranty Agreement; JPMorgan Chase Bank)	5.00	3/15/19	2,000,000	2,025,340
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	4.00	1/1/21	2,000,000	2,069,100
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/19	2,315,000	2,331,367
				10,463,745
Illinois - 9.7%
Chicago, General Airport Senior Lien Revenue Bonds (Chicago O'Hare International Airport)	5.00	1/1/21	1,795,000	1,902,521
Chicago, Second Lien Wastewater Transmission Revenue Bonds	5.00	1/1/20	1,985,000	2,050,445
Chicago, Second Lien Water Revenue Bonds	5.00	11/1/20	1,000,000	1,052,020
Chicago, Waterworks Revenue Bonds, Refunding	5.00	11/1/21	1,315,000	1,409,036
Chicago, Waterworks Revenue Bonds, Refunding	5.00	11/1/22	1,200,000	1,308,360
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Series 2018 A	5.00	12/1/23	1,000,000	1,090,980

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Illinois - 9.7% (continued)
Greater Chicago Metropolitan Water Reclamation District, GO	5.00	12/1/20	1,850,000	1,958,817
Illinois Finance Authority, Revenue Bonds (OFS Healthcare System)	5.00	11/15/20	2,405,000	2,536,986
Illinois Finance Authority, Revenue Bonds (The University of Chicago)	5.00	10/1/20	1,200,000	1,268,928
Illinois Finance Authority, Revenue Bonds (The University of Chicago)	5.00	10/1/20	2,590,000	2,738,770
Northern Illinois Municipal Power Agency, Power Project Revenue Bonds (Prairie State Project)	5.00	12/1/20	1,000,000	1,057,730
Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Refunding, Series 2016 A	5.00	12/1/21	4,800,000	5,190,096
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/22	3,220,000	3,492,992
Springfield, Senior Lien Electric Revenue Bonds	5.00	3/1/20	2,000,000	2,074,380
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. C	5.00	4/1/25	1,470,000	1,565,403
				30,697,464
Indiana - 2.3%
Indiana Finance Authority, Hospital Revenue Bonds, Refunding (Parkview Health)	5.00	11/1/22	1,135,000	1,254,618
Indiana Finance Authority, Hospital Revenue Bonds, Refunding (Parkview Health)	5.00	11/1/21	1,000,000	1,083,560
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (Indianapolis Airport Authority Project)	5.00	1/1/21	3,870,000	4,100,071
Richmond Hospital Authority, Revenue Bonds (Reid Hospital Project)	5.00	1/1/20	1,000,000	1,034,600
				7,472,849
Louisiana - 1.0%
Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds	5.00	6/1/20	3,100,000	3,241,484

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Maryland - .9%
Baltimore Convention Center Hotel, Revenue Bonds (Convention Center Hotel Project)	5.00	9/1/21	1,000,000	1,070,400
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds (University of Maryland Medical System Issue)	5.00	7/1/22	1,600,000	1,763,280
				2,833,680
Massachusetts - 1.2%
Massachusetts Development Finance Agency, Revenue Bonds (Suffolk University)	5.00	7/1/21	750,000	798,428
Massachusetts Port Authority, Revenue Bonds, Refunding	5.00	7/1/22	2,770,000	3,034,867
				3,833,295
Michigan - 5.2%
Michigan Finance Authority, HR (Henry Ford Health System)	5.00	11/15/21	1,125,000	1,210,624
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (Detroit Water and Sewerage Department, Water Supply System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/20	1,000,000	1,049,290
Michigan Finance Authority, Local Government Loan Program Revenue Bonds (School District of the City of Detroit State Qualified Unlimited Tax GO Local Project Bonds)	5.00	5/1/19	4,250,000	4,317,447
Michigan Finance Authority, Student Loan Revenue Bonds	5.00	11/1/19	1,600,000	1,645,648
Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds	5.00	1/1/21	3,000,000	3,069,270
Wayne County Airport Authority, Airport Revenue Bonds (Detroit Metropolitan Wayne County Airport)	5.00	12/1/19	5,000,000	5,156,350
				16,448,629
Missouri - 2.4%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Branson Landing Project)	5.00	6/1/20	3,960,000	4,143,388
Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds (Saint Luke's Health System, Inc.)	5.00	11/15/20	1,070,000	1,133,975

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Missouri - 2.4% (continued)
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds (Prairie State Project)	5.00	12/1/19	2,335,000	2,411,845
				7,689,208
Nevada - 2.6%
Clark County, Limited Tax GO Bond Bank Bonds (Additionally Secured by Pledged Revenues Bonds)	5.00	11/1/21	3,100,000	3,362,911
Clark County School District, GO, Refunding	5.00	6/15/22	1,050,000	1,148,868
Clark County School District, Limited Tax GO	5.00	6/15/21	3,500,000	3,755,675
				8,267,454
New Jersey - 5.9%
New Jersey Economic Development Authority, Revenue Bonds	5.00	6/15/21	1,300,000	1,374,243
New Jersey Economic Development Authority, School Facilities Construction Revenue Bonds	5.00	6/15/20	1,275,000	1,330,157
New Jersey Educational Facilities Authority, Higher Education Facilities Trust Fund Revenue Bonds	5.00	6/15/19	1,980,000	2,017,125
New Jersey Educational Facilities Authority, Revenue Bonds (Stockton University Issue)	5.00	7/1/21	2,190,000	2,315,859
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AHS Hospital Corporation Issue)	5.00	7/1/20	2,000,000	2,097,520
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Revenue Bonds	5.00	12/1/20	3,000,000	3,160,170
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding, Series 2018 B	5.00	12/1/21	2,280,000	2,446,531
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/24	2,500,000	2,795,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
New Jersey - 5.9% (continued)
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/23	1,040,000	1,149,408
				18,686,863
New York - 9.2%
Metropolitan Transportation Authority, Transportation Revenue Bonds	5.00	11/15/21	1,000,000	1,084,890
Nassau County, GO (General Improvement)	5.00	1/1/20	5,000,000	5,185,600
New York Transportation Development Corporation, Special Facility Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/23	3,580,000	3,885,696
New York Transportation Development Corporation, Special Facility Revenue Bonds (Terminal One Group Association, L.P. Project)	5.00	1/1/19	4,000,000	4,028,160
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series)	5.00	9/1/20	3,400,000	3,580,676
Port Authority of New York and New Jersey, (Consolidated Bonds, 195th Series)	5.00	10/1/21	2,500,000	2,699,700
Port Authority of New York and New Jersey, Revenue Bonds (Consolidated Bonds-Two Hundred Second)	5.00	10/15/21	2,000,000	2,161,740
Triborough Bridge and Tunnel Authority, General Revenue Bonds (MTA Bridges and Tunnels), 1 Month LIBOR + .35%	1.77	12/3/19	5,000,000	[a] 5,007,550
TSASC Inc., Subordinate Tobacco Settlement Bonds	5.00	6/1/20	1,500,000	1,563,945
				29,197,957
Ohio - .4%
Franklin County, Hospital Facilities Improvement Revenue Bonds (OhioHealth Corporation)	5.00	5/15/21	1,275,000	1,370,077
Pennsylvania - 8.8%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding, Series 2018 A	5.00	4/1/24	2,000,000	2,225,980
Commonwealth Financing Authority of Pennsylvania, Revenue Bonds	5.00	6/1/23	1,000,000	1,101,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Pennsylvania - 8.8% (continued)
Delaware Valley Regional Finance Authority, Revenue Bonds (Insured; CNTY Gtd.) Series 2018 B, MUNIPSA + .42%	1.98	9/1/22	5,000,000	[a]	5,001,400
Montgomery County Higher Education and Health Authority, Revenue Bonds, Refunding, (Thomas Jefferson University) Ser. C, MUNIPSA + .72%	2.28	9/1/23	2,000,000	[a]	2,000,000
Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center)	4.00	3/15/20	1,700,000		1,746,206
Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center)	5.00	2/1/22	1,665,000		1,809,972
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds	5.00	6/1/21	2,135,000		2,282,486
Philadelphia, Gas Works Revenue Bonds	5.00	10/1/21	1,200,000		1,291,512
Philadelphia, Gas Works Revenue Bonds	5.00	8/1/20	4,335,000		4,549,886
Philadelphia School District, GO	5.00	9/1/21	4,250,000		4,439,975
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Refunding	5.00	3/1/21	1,350,000		1,440,990
				27,889,907
Rhode Island - 1.4%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds (Lifespan Obligation Group Issue)	5.00	5/15/21	2,250,000		2,390,535
Tobacco Settlement Financing Corporation of Rhode Island, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/20	2,020,000		2,115,243
				4,505,778
Tennessee - 1.6%
Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds	5.25	9/1/21	2,000,000		2,154,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Tennessee - 1.6% (continued)
Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds (Guaranteed Agreement; Goldman Sachs Group, Inc.)	5.00	2/1/21	2,905,000		3,073,083
				5,227,263
Texas - 13.3%
Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds	5.00	1/1/21	1,000,000		1,060,350
Clifton Higher Education Finance Corporation, Education Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Texas Permanent School Fund Guarantee Program)	4.00	8/15/22	1,600,000		1,700,720
Dallas County, Combination Tax and Parking Garage Revenue Bonds Certificates of Obligation	5.00	8/15/20	5,000,000		5,277,550
Denton, Utility System Revenue Bonds	5.00	12/1/21	1,250,000		1,355,175
Grand Parkway Transportation Corporation, BAN	5.00	2/1/23	5,000,000		5,501,250
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds	5.00	11/15/19	1,500,000		1,547,670
Houston, Combined Utility System First Lien Revenue Bonds, MUNIPSA + .90%	2.46	5/1/20	5,000,000	[a]	5,033,150
Houston, GO, Refunding	5.00	3/1/22	1,500,000		1,637,370
Houston Convention and Entertainment Facilities Department, Hotel Occupancy Tax and Special Revenue Bonds	5.00	9/1/20	1,000,000		1,051,020
Love Field Airport Modernization Corporation, General Airport Revenue Bonds	5.00	11/1/20	1,000,000		1,056,200
Lower Colorado River Authority, Transmission Contract Revenue Bonds (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/20	1,075,000		1,124,880
North Texas Tollway Authority, First Tier System Revenue Bonds	5.00	1/1/21	1,000,000		1,061,940
North Texas Tollway Authority, Revenue Bonds, Refunding	5.00	1/1/22	2,910,000		3,159,154

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.4% (continued)
Texas - 13.3% (continued)
North Texas Tollway Authority, Second Tier System Revenue Bonds	5.00	1/1/20	1,025,000	1,062,402
Rockwall, Improvement GO	5.00	8/1/20	2,695,000	2,835,544
Texas, GO (College Student Loan Bonds)	5.00	8/1/21	4,115,000	4,429,386
Texas A&M University, Financing Systems Revenue Bonds, Refunding	5.00	5/15/22	1,000,000	1,099,810
Texas Transportation Commission, State Highway Fund First Tier Revenue Bonds	5.00	10/1/21	2,000,000	2,164,600
				42,158,171
Utah - .7%
Salt Lake City, Airport Revenue Bonds (Salt Lake International Airport)	5.00	7/1/22	2,000,000	2,178,460
Virginia - .3%
Fairfax County Industrial Development Authority, Health Care Revenue Bonds (Inova Health System Project)	5.00	5/15/21	1,000,000	1,074,840
Washington - 1.0%
Port of Seattle, Intermediate Lien Revenue Bonds	5.00	4/1/20	3,000,000	3,123,060
Wisconsin - .7%
Public Finance Authority of Wisconsin, Lease Development Revenue Bonds (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/20	2,000,000	2,079,500
Total Investments (cost $315,601,350)			98.4%	312,541,803
Cash and Receivables (Net)			1.6%	5,159,140
Net Assets			100.0%	317,700,943

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Transportation	25.9
Utilities	17.8
General	9.9
Education	9.6
Medical	8.8
General Obligation	8.4
Tobacco Settlement	4.4
Special Tax	3.9
Water	2.7
Facilities	1.9
School District	1.5
Pollution	1.5
Bond Bank	1.3
Nursing Homes	.5
Development	.3
98.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	315,601,350	312,541,803
Cash		2,597,697
Interest receivable		4,118,894
Receivable for shares of Beneficial Interest subscribed		55,466
Prepaid expenses		34,702
		319,348,562
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		116,111
Payable for shares of Beneficial Interest redeemed		1,434,387
Trustees fees and expenses payable		42,031
Accrued expenses and other liabilities		55,090
		1,647,619
Net Assets ($)		317,700,943
Composition of Net Assets ($):
Paid-in capital		321,735,092
Total distributable earnings (loss)		(4,034,149)
Net Assets ($)		317,700,943

Net Asset Value Per Share	Class A	Class D	Class I	Class Y
Net Assets ($)	28,052,333	209,959,667	79,655,457	33,486
Shares Outstanding	2,199,385	16,467,908	6,245,911	2,627
Net Asset Value Per Share ($)	12.75	12.75	12.75	12.75

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2018 (Unaudited)

Investment Income ($):
Interest Income	3,005,761
Expenses:
Management fee—Note 3(a)	512,895
Service plan fees—Note 3(b)	109,404
Shareholder servicing costs—Note 3(c)	106,844
Professional fees	42,222
Registration fees	34,855
Trustees’ fees and expenses—Note 3(d)	11,731
Prospectus and shareholders’ reports	10,544
Custodian fees—Note 3(c)	5,615
Loan commitment fees—Note 2	4,737
Miscellaneous	30,571
Total Expenses	869,418
Less—reduction in expenses due to undertaking—Note 3(a)	(60,902)
Less—reduction in fees due to earnings credits—Note 3(c)	(3,938)
Net Expenses	804,578
Investment Income—Net	2,201,183
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(842,666)
Net unrealized appreciation (depreciation) on investments	(12,991)
Net Realized and Unrealized Gain (Loss) on Investments	(855,657)
Net Increase in Net Assets Resulting from Operations	1,345,526

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018[a]
Operations ($):
Investment income—net	2,201,183	4,890,448
Net realized gain (loss) on investments	(842,666)	(131,936)
Net unrealized appreciation (depreciation) on investments	(12,991)	(3,937,257)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,345,526	821,255
Distributions ($):
Distributions to shareholders:
Class A	(198,977)	(504,363)
Class D	(1,412,825)	(2,778,262)
Class I	(614,233)	(1,582,209)
Class Y	(237)	(525)
Total Distributions	(2,226,272)	(4,865,359)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	7,278,314	14,052,644
Class D	7,949,914	36,943,146
Class I	2,893,952	26,681,648
Distributions reinvested:
Class A	187,588	478,535
Class D	1,307,061	2,559,645
Class I	603,399	987,492
Cost of shares redeemed:
Class A	(22,554,086)	(29,487,510)
Class D	(29,519,116)	(78,320,192)
Class I	(27,556,845)	(79,658,813)
Class Y	-	(20,819)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(59,409,819)	(105,784,224)
Total Increase (Decrease) in Net Assets	(60,290,565)	(109,828,328)
Net Assets ($):
Beginning of Period	377,991,508	487,819,836
End of Period	317,700,943	377,991,508

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018[a]
Capital Share Transactions (Shares):
Class A
Shares sold	569,624	1,082,247
Shares issued for distributions reinvested	14,668	37,052
Shares redeemed	(1,763,743)	(2,286,198)
Net Increase (Decrease) in Shares Outstanding	(1,179,451)	(1,166,899)
Class D
Shares sold	621,910	2,851,281
Shares issued for distributions reinvested	102,230	198,276
Shares redeemed	(2,308,798)	(6,061,399)
Net Increase (Decrease) in Shares Outstanding	(1,584,658)	(3,011,842)
Class I
Shares sold	226,170	2,070,664
Shares issued for distributions reinvested	47,186	76,659
Shares redeemed	(2,156,810)	(6,175,343)
Net Increase (Decrease) in Shares Outstanding	(1,883,454)	(4,028,020)
Class Y
Shares redeemed	-	(1,604)
Net Increase (Decrease) in Shares Outstanding	-	(1,604)

[a]Distributions to shareholders include only distributions from net investment income. Undistributed investment income—net was 25,089 in 2018 and is no longer presented as a result of the adoption of SEC’s Disclosure Update and Simplification Rule.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
September 30, 2018		Year Ended March 31,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.79	12.92	13.03	13.02	13.05	13.23
Investment Operations:
Investment income—net[a]	.07	.12	.09	.08	.08	.11
Net realized and unrealized gain (loss) on investments	(.04)	(.13)	(.10)	.04	.04	(.06)
Total from Investment Operations	.03	(.01)	(.01)	.12	.12	.05
Distributions:
Dividends from investment income—net	(.07)	(.12)	(.09)	(.08)	(.08)	(.11)
Dividends from net realized gain on investments	-	-	(.01)	(.03)	(.07)	(.12)
Total Distributions	(.07)	(.12)	(.10)	(.11)	(.15)	(.23)
Net asset value, end of period	12.75	12.79	12.92	13.03	13.02	13.05
Total Return (%)[b]	.26[c]	(.06)	(.05)	.95	.87	.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67[d]	.67	.86	.86	.87	.84
Ratio of net expenses to average net assets	.64[d]	.65	.74	.74	.74	.74
Ratio of net investment income to average net assets	1.12[d]	.95	.70	.61	.59	.82
Portfolio Turnover Rate	10.89[c]	13.40	33.17	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	28,052	43,209	58,714	68,148	40,721	49,911

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2018		Year Ended March 31,
Class D Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.78	12.91	13.03	13.02	13.05	13.23
Investment Operations:
Investment income—net[a]	.08	.14	.11	.10	.10	.13
Net realized and unrealized gain (loss) on investments	(.03)	(.13)	(.11)	.04	.04	(.06)
Total from Investment Operations	.05	.01	-	.14	.14	.07
Distributions:
Dividends from investment income—net	(.08)	(.14)	(.11)	(.10)	(.10)	(.13)
Dividends from net realized gain on investments	-	-	(.01)	(.03)	(.07)	(.12)
Total Distributions	(.08)	(.14)	(.12)	(.13)	(.17)	(.25)
Net asset value, end of period	12.75	12.78	12.91	13.03	13.02	13.05
Total Return (%)	.41[b]	.08	.02	1.10	1.02	.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52[c]	.54	.73	.72	.72	.70
Ratio of net expenses to average net assets	.49[c]	.50	.59	.59	.59	.59
Ratio of net investment income to average net assets	1.27[c]	1.10	.85	.75	.74	.97
Portfolio Turnover Rate	10.89[b]	13.40	33.17	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	209,960	230,789	272,003	307,975	334,580	385,943

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
September 30, 2018		Year Ended March 31,
Class I Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	12.79	12.92	13.03	13.02	13.05	13.23
Investment Operations:
Investment income—net[a]	.09	.15	.12	.11	.11	.14
Net realized and unrealized gain (loss) on investments	(.04)	(.13)	(.10)	.04	.04	(.06)
Total from Investment Operations	.05	.02	.02	.15	.15	.08
Distributions:
Dividends from investment income—net	(.09)	(.15)	(.12)	(.11)	(.11)	(.14)
Dividends from net realized gain on investments	-	-	(.01)	(.03)	(.07)	(.12)
Total Distributions	(.09)	(.15)	(.13)	(.14)	(.18)	(.26)
Net asset value, end of period	12.75	12.79	12.92	13.03	13.02	13.05
Total Return (%)	.38[b]	.18	.20	1.20	1.12	.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.44 [c]	.46	.63	.64	.65	.63
Ratio of net expenses to average net assets	.39 [c]	.40	.49	.49	.49	.49
Ratio of net investment income to average net assets	1.39 [c]	1.20	.96	.85	.84	1.06
Portfolio Turnover Rate	10.89[b]	13.40	33.17	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	79,655	103,960	157,049	136,235	38,154	36,159

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
September 30, 2018		Year Ended March 31,
Class Y Shares	(Unaudited)	2018	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.79	12.92	13.03	13.02	13.05	13.08
Investment Operations:
Investment income—net[b]	.10	.16	.12	.11	.11	.11
Net realized and unrealized gain (loss) on investments	(.05)	(.14)	(.10)	.04	.04	.09
Total from Investment Operations	.05	.02	.02	.15	.15	.20
Distributions:
Dividends from investment income—net	(.09)	(.15)	(.12)	(.11)	(.11)	(.11)
Dividends from net realized gain on investments	-	-	(.01)	(.03)	(.07)	(.12)
Total Distributions	(.09)	(.15)	(.13)	(.14)	(.18)	(.23)
Net asset value, end of period	12.75	12.79	12.92	13.03	13.02	13.05
Total Return (%)	.39[c]	.19	.20	1.21	1.13	1.53[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[d]	.54	.71	.65	.70	.55[d]
Ratio of net expenses to average net assets	.39[d]	.40	.49	.49	.49	.49[d]
Ratio of net investment income to average net assets	1.49[d]	1.20	.95	.85	.83	1.14[d]
Portfolio Turnover Rate	10.89[c]	13.40	33.17	20.92	32.84	34.38
Net Assets, end of period ($ x 1,000)	33	34	55	70	95	1

a From July 1, 2013 (commencement of initial offering) to March 31, 2014.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Short-Intermediate Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Premier Short-Intermediate Municipal Bond Fund (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class D, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2018 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	–	312,541,803	–	312,541,803

† See Statement of Investments for additional detailed categorizations.

At September 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended March 31, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $131,936 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2018. The fund has short-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2018 was as follows: tax-exempt income $4,865,359. The tax character of current year distributions will be determined at the end of the current fiscal year.

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended September 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from April 1, 2018 through August 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.39% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $60,902 during the period ended September 30, 2018.

(b) Under the Service Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .10% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of shares owned by shareholders with whom the Service Agent has a servicing relationship or for whom the Service Agent is the dealer or holder of record and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. Pursuant to the Plan, Class D shares bear (i) the costs of preparing, printing and distributing prospectuses and statements of additional information used other than for regulatory purposes or distribution to existing shareholders, and (ii) the costs associated with implementing and operating the Plan (such as costs of printing and mailing service agreements), the aggregate of such amounts not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the value of its average daily net assets for any full fiscal year. During the period ended September 30, 2018, Class D shares were charged $109,404 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A shares pay the Distributor at an annual rate of .25% of the value of its average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2018, Class A shares were charged $43,441, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended September 30, 2018, the fund was charged $21,777 for transfer agency services These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended September 30, 2018, the fund was charged $5,615

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pursuant to the custody agreement. These fees were partially offset by earnings credits of 3,936.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended September 30, 2018, the fund was charged $1,004 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

During the period ended September 30, 2018, the fund was charged $6,304 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $79,364, Service Plan fees $17,321, Shareholder Services Plan fees $6,098, custodian fees $3,485, Chief Compliance Officer fees $3,145 and transfer agency fees 8,877, which are offset against expense reimbursement currently in effect in the amount of $2,179.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended September 30, 2018, amounted to $36,934,317 and $92,989,336, respectively.

At September 30, 2018, accumulated net unrealized depreciation on investments was $3,059,547, consisting of $209,956 gross unrealized appreciation and $3,269,503 gross unrealized depreciation.

At September 30, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 18-19, 2018, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2018, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods except for the one- and two-year periods, when it was below the median, and below the Performance Universe median for all periods except for the five- and ten-year periods, when it was above the median. The Board also considered that the fund’s yield performance was above the Performance Group median for all ten one-year periods ended May 31st and at, above or within one basis point of the Performance Universe median for nine of the ten one-year periods ended May 31st. Additionally, the Board considered the relative proximity of the fund’s total return and yield performance to the Performance Group and/or Performance Universe median(s) in certain periods when the total return or yield, as applicable, was below the relevant median(s). Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was slightly above the Expense Group median and at the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed, until August 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .39% of average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fee paid to Dreyfus continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

For More Information

Dreyfus Short-Intermediate Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMBAX Class D: DSIBX Class I: DIMIX Class Y: DMYBX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 6219SA0918

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 21, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    November 21, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)